Share-Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	616,832
Granted	503,150	309,528	334,530
Exercised	(5,724)
Forfeited, canceled or expired	(38,227)
Outstanding, ending balance	1,076,031	616,832
Exercisable	293,517
Weighted average exercise price, beginning balance	$ 73.47
Weighted average exercise price, granted	58.83	$ 82.38	$ 64.59
Weighted average exercise price, exercised	64.59
Weighted average exercise price, forfeited, canceled or expired	69.03
Weighted average exercise price, ending balance	66.83	$ 73.47
Weighted average exercise price, exercisable	$ 70.57